Document and Entity Information	9 Months Ended
	Apr. 30, 2013	Sep. 06, 2013
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	S-4
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		31,803,689
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013

Balance Sheets (Unaudited) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Current
Cash		$ 5,008
Total Current Assets		5,008
TOTAL ASSETS		5,008
Current Liabilities
Notes payable	911,186	911,186
Loans from related parties	58,561	58,561
Accounts payable and accrued expenses	154,481	94,771
Accounts payable and accrued expenses, related parties	552,819	480,777
Total current liabilities	1,677,047	1,545,295
Promissory notes	20,000
Total Liabilities	1,697,047	1,545,295
STOCKHOLDERS EQUITY (DEFICIT)
Common stock, Class A voting shares, no par value, unlimited authorized, 183,825 shares issued and outstanding, April 30, 2013 and July 31, 2012.	147,297	147,297
Additional paid in capital	2,999,628	2,999,628
Accumulated deficit during the development sate	(4,843,972)	(4,687,212)
Total Stockholders Equity (Deficit)	(1,697,047)	(1,540,287)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)		$ 5,008

Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	183,825	183,825

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		105 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Income Statement [Abstract]
Revenue
General and administrative expenses
Management fees	24,000	24,000	72,000	72,000	602,797
Stock-based compensation					3,068,129
Professional fees	22,030	7,921	40,882	13,201	462,269
Depreciation					1,860
Administrative expenses	3,292	6,990	6,482	18,375	530,903
Total operating expenses	49,322	38,911	119,364	103,576	4,665,958
Operating income (loss) from continuing operations	(49,322)	(38,911)	(119,364)	(103,576)	(4,665,958)
Other income (expense):
Interest income					1,876
Interest (expense)	(12,610)	(12,197)	(37,208)	(35,841)	(198,103)
Foreign exchange gain (loss)	81	16,855	(188)	16,869	18,213
Total other income (expense)	(12,529)	4,658	(37,396)	(18,972)	(178,014)
Income (loss) before taxes from continuing operations	(61,851)	(34,253)	(156,760)	(122,548)	(4,843,972)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(61,851)	(34,253)	(156,760)	(122,548)	(4,843,972)
(Loss) from discontinued operations, net of tax					(34,208)
Gain recognized on divestment of subsidiary					34,208
Net income (loss) from discontinued operation
Net Income (Loss)	$ (61,851)	$ (34,253)	$ (156,760)	$ (122,548)	$ (4,843,972)
Basic and diluted Earnings (loss) per common share, basic
Continuing operations	$ (0.34)	$ (0.19)	$ (0.85)	$ (0.67)
Discontinued operations
Weighted Average Number of Common Shares Outstanding	183,825	183,825	183,825	183,825

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		105 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Cash flow used in operating activities
Net income (loss) for the period	$ (156,760)	$ (122,548)	$ (4,843,972)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash management fees			10,000
Depreciation and amortization			1,860
Stock-based compensation			3,068,129
Accrued interest expenses	37,208	35,841	198,102
Changes in operating assets:
Prepaid expense		1,325
Accounts payable, related parties	72,000	72,000	639,472
Foreign exchange on accounts payable, related parties	188	29	2
Accounts payable	22,356	(2,118)	33,318
Net cash flows from continuing operating activities	(25,008)	(15,471)	(893,089)
Net cash flows from discontinued operating activities			166,634
Total net cash flows from operating activities	(25,008)	(15,471)	(726,455)
Cash flows from investing activities:
Acquisition of computer equipment			(1,860)
Net cash flows from investing activities, continuing operations			(1,860)
Net cash flows from investing activities, discontinued operations			(160,918)
Total net cash flows from investing activities			(162,778)
Cash flow from financing activities
Proceeds from sale of common stock, net			68,797
Proceeds from short-term notes			142,264
Proceeds from promissory note	20,000		20,000
Proceeds from related parties		20,391	663,407
Net cash flows from financing activities, continuing operations	20,000	20,391	894,468
Net cash flows from financing activities, discontinued operations			(9,317)
Total net cash flows from financing activities	20,000	20,391	885,151
Effect of foreign exchange on cash flows			4,082
Cash Increase (Decrease)	(5,008)	4,920
Cash, Beginning of period	5,008	98
Cash, End of period		5,018
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties			93,059
Refinance of accrued interest, related parties			51,017
Refinance of loans payable, related parties			604,846
Total non cash transactions			$ 748,922

Note 1 - Business Description and Going Concern	9 Months Ended
Apr. 30, 2013
Notes to Financial Statements
Note 1 - Business Description and Going Concern

1.	Business Description and Going Concern

(a)	Business Description:

VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada. On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada.  Our registered agent is in Canada, however, we do not have any offices in Canada having established a place of business in Greece, in July 24, 2008 and registering our Company with the local government to undertake business in this jurisdiction.  We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment.  We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors.  Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed.  Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 139,900 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940.  The 139,900 Class A common shares represented 78% of our then total issued and outstanding shares.  Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 89,900 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 50,000 Class A common shares.  On November 26, 2008, Neranion Holdings Ltd. sold 50,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks.  The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of eight-five percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 40,000 shares of common stock of VioSolar.  As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operated a photovoltaic solar company based in Tripoli, Greece with one photovoltaic solar park of 100kw in operation. Energeiaki had two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 40,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. was  no longer a related party.

On October 1, 2010, the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our plans are to pursue the establishment of solar energy parks within Greece, however while we have acquired land for development we have been unable to fund such development due to the state of the Greek economy. VioSolar Inc. is pursuing cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 that the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

(b)	Going Concern

These financial statements have been prepared on a going concern basis.  We have incurred losses since inception resulting in an accumulated deficit of $4,843,972 and further losses are anticipated in the development of our business raising substantial doubt about our ability to continue as a going concern.  Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management intends to address the going concern issue by funding future operations through the sale of equity capital, and by third party or related party loans, if available.

Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Note 2 - Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

a)	Basis of Presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises.  The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

b)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c)	The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

d)	Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

e)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

f)	Foreign Currency Translation

The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

g)           Income Taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  These standards require the use of the asset/liability method of accounting for income taxes.  Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

h)           Basic and Diluted Net Income (Loss) Per Share

We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period.  Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

i)           Recently Issued Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.

Note 3 - Reclassification of Prior Year Presentation	9 Months Ended
Apr. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 3 - Reclassification of Prior Year Presentation

Note 3 – Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Note 4 - Future operations	9 Months Ended
Apr. 30, 2013
Notes to Financial Statements
Note 3 - Future operations

Note 4 – Future operations:

On October 1, 2010, the Company entered into a Memorandum of Understanding (the “MOU”), as amended October 30, 2011,  with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park. The MOU further provides that:

(1)	The Company, at its sole expense, conduct research on the feasibility of the Photovoltaic Park (the “Study”) to determine the viability of the project and potential for annual electric output to be reviewed by Papadias no later than 12 months from the date of the MOU ;
(2)	Papadias allow unobstructed access to the land area for purposes of such feasibility study and provide ownership documentation, land titles and other such documentation as to confirm the land available for development free of any burden or barrier to development;

(3)	Following the completion of the Study, should the viability of the proposed Photovoltaic Park be confirmed, the parties agree to enter into a Cooperation Contract whereby the land will be subject to a long-term lease, the parties agree to cooperate to obtain any and all necessary licenses, and any and all such other terms to be negotiated at that time.

In consideration of the above noted terms, the Company agrees to pay to Papadias the sum of 100 Euros upon execution of the MOU; a further 100,000 Euros over a period of ten (10) years commencing twelve months from the original signing of the agreement; and, a royalty of 5% of any net revenues derived from any operations on the leased lands.  Subsequent to the fiscal year ended July 31, 2011, on October 31, 2011, the Company and Papadias amended the MOU to allow for a term of twenty-four (24) months to complete the Study and for payments to commence.  The Company has completed the study  expects to renegotiate the agreement with Papadias prior to October 31, 2013.

Note 5 - Uncertainty in Greek Economy	9 Months Ended
Apr. 30, 2013
Risks and Uncertainties [Abstract]
Note 5 - Uncertainty in Greek Economy

Note 5 – Uncertainty in Greek economy:

Uncertainty surrounding the continuing financial instability with respect to the Greek government (the “Government”) and the economy of Greece continues to raise certain doubts about the Government’s ability to perform should the Company develop photovoltaic parks in Greece and look to enter into Power Purchase Agreements with the Government.  Under current economic conditions, the ability of the Greek government to effectively perform under any contracts that could be negotiated in the future remains unknown.  The Company has not yet entered into negotiations with respect to potential, future energy production and therefore we have not yet determined the impact this uncertainly may have on these financial statements, and as such, the financial statements do not include any adjustments that might result from the outcome of this uncertainty.  The Company has been unable, due to the current state of the economy in Greece to raise any funds to develop its project.

Note 6 - Notes Payable	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Note 6 - Notes Payable

Note 6 – Notes payable:

A summary of notes payable as of April 30, 2013 and July 31, 2012 are as follows:

	April 30, 2013	July 31, 2012
Various third parties	$911,186	$911,186

The note is due on demand, bears interest at 5% per annum and is unsecured.

During the nine months period ended April 30, 2013, the Company accrued interest totaling $34,169 in respect of this loan. As at April 30, 2013, the amount of  $111,173 (July 31, 2012 - $77,004) is reflected on the Company’s balance sheets as accounts payable and accrued expense.

Note 7 - Promissory notes	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Note 7 - Promissory notes

Note 7 – Promissory notes:

On November 28, 2012, The Company received fund of $20,000 from third party. The Promissory note is due on November 28, 2014, bears interest at 10% per annum and is unsecured.

As of April 30, 2013, the Company accrued interest expense $1,189 reflected on the Company’s balance sheets as accounts payable and accrued expenses.

Note 8 - Related Party Transactions	9 Months Ended
Apr. 30, 2013
Related Party Transactions [Abstract]
Note 8 - Related Party Transactions

Note 8 – Related party transactions:

As at April 30, 2013, the Company owed Mr. Walchuk an amount totaling $58,179 (July 31, 2012 - $58,179), which is included on the Company’s balance sheet as loans payable – related party.  On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling $2,200 in respect of amounts advanced, which amount is recorded on the Company’s balance sheet as Accounts payable – related party.

During the nine month period ended April 30, 2013, the Company accrued management fees totaling $72,000 ($72,000 – 2012) to two directors of the Company, Rick Walchuk and Michael Soursos.  The Company did not make any cash payments to either director, leaving an amount of $370,000 owing to Mr. Walchuk and an amount of $99,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.

Note 9 - Stockholder's Equity	9 Months Ended
Apr. 30, 2013
Equity [Abstract]
Note 9 - Stockholder's Equity

Note 9 – Stockholders’ Equity:

During the nine months period ended April 30, 2013, the Company did not issue any shares of common stock. As at April 30, 2013, the Company had a total of 183,825 shares of its Class A, voting, no par value common stock issued and outstanding.  A total of 3,725 shares earned under the Company’s 2008 and 2009 stock award plans remain unissued at April 30, 2013.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares.  None of these other classes of shares had been issued at the date of the financial statements.

Note 10 - Stock Options and stock awards	9 Months Ended
Apr. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 10 - Stock Options and stock awards

Note 10 – Stock options and stock awards:

The following table summarizes information concerning stock options outstanding as of April 30, 2013 and July 31, 2012:

	April 30, 2013		July 31, 2012
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.06	15,650
$40	4,500	1.06	4,500
Total	20,150	0.28	20,150

If  not previously exercised or canceled, options outstanding at April 30, 2013 will expire as follows:

	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$ 40	$ 40	15,650	$ 40
Year Ending July 31, 2014	$ 40	$ 40	4,500	$ 40

Note 11 - Other Events	9 Months Ended
Apr. 30, 2013
Subsequent Events [Abstract]
Note 11 - Other Events

Note 11 - Other events:

On December 14, 2012, the Company received notice from the Alberta Securities Commission (“ASC”) that the ASC had determined that the Company had met the requirements in Multi-Lateral Instrument 51-105 and was therefore designated by the ASC as an “OTC Reporting Issuer in Alberta”.   Concurrent with the notice the ASC issued a cease trade order whereby no trading of securities of the Company may take place in the Province of Alberta.  The Company has made all of the required filings and on May 27, 2013, the ASC revoked the cease trade order allowing the trading of securities of the Company to take place in the Province of Alberta.

On May 25, 2013 a total of 15,650 stock options expired unexercised.

On July 4, 2013, the Company entered into debt settlement agreements with two creditors to settle a total of $552,406.08 in outstanding indebtedness through the issuance of an aggregate of 27,620,304 Class A common shares at a price of $ 0.02 per share (the "Debt Settlement"). The entire amount of $552,406.08 represents indebtedness owed to two Directors and Officers of the Company, being Rick Walchuk who settled the amount of $445,021.21 in debt for the issuance of 22,251,060 Class A common shares and Michael Soursos who settled the amount of $107,384.87 for the issuance of 5,369,244 shares of Class A common shares.

On July 26, 2013 the Company finalized private placement  agreements  to raise $80,000 at $0.02 per share and issued a total of 4,000,000 shares to four placees.

On July 26, 2013, Mr. Michael Soursos resigned as Secretary, Treasurer and a director of the Company, concurrently, Mr. Rick Walchuk was appointed Secretary and Treasurer of the Company.

On August 27, 2013 Mr. George S. Young was appointed to the Company’s Board of Directors.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through June 19, 2013, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.

Note 2 - Summary of Significant Accounting Policies (Policies)	9 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
a) Basis of Presentation
a)	Basis of Presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises.  The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

b) Use of Estimates
b)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c) The Fair Value of Financial Instruments
c)	The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

d) Stock-Based Compensation
d)	Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

e) Impairment of Long-lived Assets
e)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

f) Foreign Currency Translation
f)	Foreign Currency Translation

The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

g) Income Taxes

g)           Income Taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  These standards require the use of the asset/liability method of accounting for income taxes.  Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

h) Basic and Diluted Net Income (Loss) Per Share

h)           Basic and Diluted Net Income (Loss) Per Share

We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period.  Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

i) Recently Issued Accounting Pronouncements	i) Recently Issued Accounting Pronouncements The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.

Note 6 - Notes Payable (Tables)	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Schedule of notes payable
	April 30, 2013	July 31, 2012
Various third parties	$911,186	$911,186

Note 10 - Stock Options and stock awards (Tables)	9 Months Ended
Apr. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity
	April 30, 2013		July 31, 2012
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40

Schedule of Outstanding Options
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.06	15,650
$40	4,500	1.06	4,500
Total	20,150	0.28	20,150

Range of Exercise prices, Stock Options
	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$ 40	$ 40	15,650	$ 40
Year Ending July 31, 2014	$ 40	$ 40	4,500	$ 40

Note 1 - Organization and Summary of significant accounting policies (Details Narrative) (USD $)	Apr. 30, 2013	Jun. 27, 2012	Oct. 01, 2010 sqm	Jul. 31, 2010	Jul. 23, 2009 kW MW	Nov. 26, 2008	Jul. 31, 2007	Mar. 14, 2007
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of directors appointed to fill vacancies								3
Number shares sold, controlling shareholder						50,000		139,900
Consideration for shares sold, controlling shareholder								$ 104,940
Percent issued and outstanding shares, controlling shareholder						28.00%		78.00%
Shares gifted							89,900
Number of individuals to whom shares gifted							44
Total remaining shares, controlling shareholder							50,000
Percent shares Energeiaki acquired					85.00%
Shares issued for acquisition					40,000
Number solar parks in operation					1
Number of Kilowatts produced					100
Number parks under construction					2
Number kilowatts per park					100
Number pending applications, solar parks					6
Total megawatts under application					1.1
Percent non controlling shareholders Energeiaki				15.00%
Shares canceled				40,000
Land available for photovoltaic park			150,000
Ratio reverse stock split to each share held		100
Accumulated Losses	$ 4,843,972

Note 4 - Future operations (Details Narrative) (USD $)	Oct. 01, 2010 Y sqm M
Notes to Financial Statements
Land available for photovoltaic park	150,000
Number of months from MOU to complete feasibility study	12
Payment on execution MOU, Euros	$ 100
Total remaining payments, Euros	$ 100,000
Number of years, payments	10
Number of months after signing MOU payments commence	12
Royalty on net revenues	5.00%
Amended term for commence payments and complete study, months	24

Note 6 - Notes Payable - Notes payable (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Various third parties	$ 911,186	$ 911,186

Note 6 - Notes Payable (Details Narrative) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Interest rate	5.00%
Accumulated interest	$ 34,169
Interest payable, included in accounts payable	$ 111,173	$ 77,004

Note 7 - Promissory notes (Details Narrative) (USD $)	9 Months Ended
	Apr. 30, 2013	Nov. 28, 2012
Debt Disclosure [Abstract]
Funds received		$ 20,000
interest rate		10.00%
Interest expense	$ 1,189

Note 8 - Related Party Transactions (Details Narrative) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012
Related Party Transactions [Abstract]
Due to Director	$ 58,179	$ 58,179
Interest rate	5.00%
Accrued interest	2,200
Accrued management fees	72,000		72,000
Number of directors	2
Due and payable, Walchuk	370,000
Due and payable, Soursos	$ 99,000

Note 9 - Stockholder's Equity (Details Narrative)	Apr. 30, 2013
Equity [Abstract]
Issued and outstanding shares	183,825
Shares earned under award plan but unissued	3,725
Authorized Class E non-voting preferred shares	5,000,000

Note 10 - Stock Options and stock awards - Schedule of stock option activity (Details) (USD $)	9 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Option Activity
Outstanding, beginning of year	20,150
Granted
Exercised
Expired or cancelled
Outstanding, end of year	20,150
Weighted Average Exericse Price
Outstanding	$ 40	$ 40

Note 10 - Stock Options and stock awards - Schedule of Outstanding Options (Details) (USD $)	Apr. 30, 2013
2007 Option Plan
Exercise Price	$ 40
Number Outstanding	15,650
Weighed average remaining contractual life	0.06
Number Exercisable	15,650
2009 Option Plan
Exercise Price	$ 40
Number Outstanding	4,500
Weighed average remaining contractual life	1.06
Number Exercisable	4,500
Number Outstanding	20,150
Weighed average remaining contractual life	0.28
Number Exercisable	20,150

Note 10 - Stock Options and stock awards - Range of Exercise prices, Stock Options (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Range of Exercise Prices
High	$ 40	$ 40
Low	$ 40	$ 40
Weighted average exercise price, options	$ 40	$ 40
Outstanding options	4,500	15,650

Note 11 - Other Events (Details Narrative) (USD $)	Jul. 26, 2013	Jul. 04, 2013	May 25, 2013
Subsequent Events [Abstract]
Options expired, unexercised			15,650
Number of creditors		2
Outstanding debt		$ 552,406.08
Shares issued to settle debt, aggregate		27,620,304
Price per share	$ 0.02	$ 0.02
Debt, Walchuk		445,021
Shares issued, Walchuk		22,251,060
Debt, Soursos		107,384.87
Shares issued, Soursos		5,369,244
Proceeds, private placement	$ 80,000
Shares issued	4,000,000
Number of Placees	4